STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Automobiles & Components - 1.1%
Fox Factory Holding Corp.	2,920	[a]	343,100
Harley-Davidson, Inc.	28,491		1,354,747
LCI Industries	10,700	[b]	1,207,067
Visteon Corp.	2,995	[a]	500,285
			3,405,199
Banks - 11.6%
1st Source Corp.	15,400		767,228
Atlantic Union Bankshares Corp.	32,900		1,232,434
Banc of California, Inc.	11,330		198,842
BankUnited, Inc.	25,100		889,042
Banner Corp.	25,780		1,623,624
Brookline Bancorp, Inc.	47,565		616,442
Columbia Banking System, Inc.	30,645	[b]	911,076
Columbia Financial, Inc.	4,900	[a]	103,390
Enact Holdings, Inc.	4,000		97,000
Enterprise Financial Services Corp.	4,300		234,178
Essent Group Ltd.	11,300		485,335
Federal Agricultural Mortgage Corp., Cl. C	3,150		446,859
First Busey Corp.	4,600		111,044
Glacier Bancorp, Inc.	28,279		1,339,859
Hancock Whitney Corp.	5,277		259,206
Heartland Financial USA, Inc.	25,760		1,273,574
Hilltop Holdings, Inc.	38,500		1,277,045
Hope Bancorp, Inc.	28,200		361,242
Huntington Bancshares, Inc.	60,156		921,590
Independent Bank Corp.	50,371		4,013,561
International Bancshares Corp.	18,800		912,364
Merchants Bancorp	20,900		632,225
NBT Bancorp, Inc.	13,470		546,747
NMI Holdings, Inc., Cl. A	41,890	[a]	977,713
OceanFirst Financial Corp.	6,300		149,436
Old National Bancorp	69,967		1,236,317
Pacific Premier Bancorp, Inc.	24,978		809,787
Park National Corp.	2,500		319,425
Pennymac Financial Services, Inc.	9,400	[b]	568,418
Preferred Bank	2,400		168,960
Premier Financial Corp.	5,800		143,956
Provident Financial Services, Inc.	30,900	[b]	721,515
Republic Bancorp, Inc., Cl. A	4,200		186,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Banks - 11.6% (continued)
Sandy Spring Bancorp, Inc.	26,200		863,290
Seacoast Banking Corp. of Florida	60,243		1,838,014
SouthState Corp.	22,211		1,791,983
Texas Capital Bancshares, Inc.	49,529	[a]	3,280,305
The Bank of NT Butterfield & Son Ltd.	39,900		1,442,385
Towne Bank	42,000		1,273,860
Walker & Dunlop, Inc.	4,540		396,024
Wintrust Financial Corp.	9,570		881,684
			36,303,879
Capital Goods - 12.6%
AAON, Inc.	4,225	[a]	384,306
AerCap Holdings NV	18,282	[a]	1,141,528
Albany International Corp., Cl. A	6,300		635,796
Arcosa, Inc.	4,510		273,306
Astec Industries, Inc.	23,741		1,069,057
Atkore, Inc.	2,370	[a]	346,067
Babcock & Wilcox Enterprises, Inc.	104,321	[a,b]	677,043
Bloom Energy Corp., Cl. A	21,043	[a]	456,423
BlueLinx Holdings, Inc.	14,300	[a]	1,206,777
Boise Cascade Co.	4,800		331,728
BWX Technologies, Inc.	19,585		1,196,839
Chart Industries, Inc.	3,535	[a,b]	471,923
Comfort Systems USA, Inc.	5,145		748,289
Douglas Dynamics, Inc.	31,021		1,156,773
Enerpac Tool Group Corp.	69,655	[a]	1,875,809
Franklin Electric Co., Inc.	4,530		432,932
Global Industrial Co.	9,600		270,048
GrafTech International Ltd.	168,900		954,285
Granite Construction, Inc.	44,854	[b]	1,937,693
Griffon Corp.	10,675		389,317
H&E Equipment Services, Inc.	10,370		575,535
Herc Holdings, Inc.	10,904		1,565,705
Hexcel Corp.	34,309		2,502,842
Hillenbrand, Inc.	49,827		2,348,845
Markforged Holding Corp.	44,967	[a]	59,806
McGrath RentCorp	6,300		647,892
Mercury Systems, Inc.	6,171	[a]	322,990
Mueller Industries, Inc.	18,800		1,390,636
Park Aerospace Corp.	116,301	[b]	1,909,662
Parsons Corp.	39,987	[a]	1,800,615
Powell Industries, Inc.	66,399		2,944,796
RBC Bearings, Inc.	1,920	[a,b]	441,235
Resideo Technologies, Inc.	59,399	[a]	1,089,378
Rush Enterprises Inc., Cl. A	23,800		1,348,984

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Capital Goods - 12.6% (continued)
SPX Technologies, Inc.	29,060	[a]	2,046,986
Terex Corp.	9,525		563,975
The AZEK Company, Inc.	9,295	[a]	223,917
Twin Disc, Inc.	9,446	[a]	103,528
Valmont Industries, Inc.	2,129		675,596
WillScot Mobile Mini Holdings Corp.	17,435	[a]	896,159
			39,415,021
Commercial & Professional Services - 4.2%
ASGN, Inc.	3,485	[a]	309,468
Brady Corp., Cl. A	11,554		637,319
CACI International, Inc., Cl. A	2,610	[a]	764,730
Clean Harbors, Inc.	10,558	[a]	1,394,395
CoreCivic, Inc.	86,003	[a]	835,089
Harsco Corp.	46,408	[a]	392,612
Healthcare Services Group, Inc.	68,622		910,614
ICF International, Inc.	5,620		559,134
KAR Auction Services, Inc.	45,288	[a]	647,166
KBR, Inc.	30,890		1,702,348
MSA Safety, Inc.	15,421		2,071,811
Stericycle, Inc.	14,590	[a]	695,651
The Brink's Company	33,382		2,178,175
The GEO Group, Inc.	21,700	[a]	190,092
			13,288,604
Consumer Durables & Apparel - 3.3%
Beazer Homes USA, Inc.	11,000	[a]	164,010
Carter's, Inc.	28,112	[b]	2,119,364
Century Communities, Inc.	20,100		1,202,181
Helen of Troy Ltd.	3,765	[a]	424,278
Johnson Outdoors, Inc., Cl. A	1,200		77,832
M.D.C. Holdings, Inc.	71,218		2,635,066
M/I Homes, Inc.	21,400	[a]	1,237,776
Meritage Homes Corp.	3,070		335,336
Smith & Wesson Brands, Inc.	11,200		122,528
Sturm Ruger & Co., Inc.	4,500	[b]	262,215
Tempur Sealy International, Inc.	13,515		577,631
TopBuild Corp.	5,837	[a]	1,211,703
			10,369,920
Consumer Services - 3.7%
Boyd Gaming Corp.	31,997		2,083,965
Graham Holdings Co., Cl. B	2,000		1,253,320
Hilton Grand Vacations, Inc.	16,460	[a]	785,800
International Game Technology PLC	55,116		1,463,881
Marriott Vacations Worldwide Corp.	12,605		1,928,439
OneSpaWorld Holdings Ltd.	169,133	[a]	1,960,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Consumer Services - 3.7% (continued)
Perdoceo Education Corp.	79,500	[a]	1,095,907
SeaWorld Entertainment, Inc.	8,265	[a]	533,919
Stride, Inc.	8,835	[a]	375,222
The Cheesecake Factory, Inc.	3,335	[b]	124,862
			11,605,566
Diversified Financials - 4.2%
Artisan Partners Asset Management Inc., Cl. A	53,111		1,751,070
Atlanticus Holdings Corp.	2,500	[a]	80,125
B. Riley Financial, Inc.	21,645	[b]	861,038
Bread Financial Holdings, Inc.	40,015		1,643,416
Cohen & Steers, Inc.	2,995		216,718
Enova International, Inc.	21,300	[a]	1,038,375
Evercore, Inc., Cl. A	13,067		1,714,129
Focus Financial Partners Inc., Cl. A	14,595	[a]	756,897
KKR Real Estate Finance Trust, Inc.	10,200	[c]	147,900
Nelnet Inc., Cl. A	12,300		1,154,601
Oppenheimer Holdings, Inc., Cl. A	4,000		176,360
Stifel Financial Corp.	34,362		2,296,412
StoneX Group, Inc.	7,300	[a]	736,059
Victory Capital Holdings Inc., Cl. A	14,200		482,232
			13,055,332
Energy - 6.0%
Cactus Inc., Cl. A	49,385		2,269,240
Callon Petroleum Co.	44,307	[a,b]	1,717,339
ChampionX Corp.	54,982		1,680,800
Chord Energy Corp.	5,070		682,523
CNX Resources Corp.	26,060	[a,b]	400,021
Comstock Resources, Inc.	66,821	[b]	811,207
Devon Energy Corp.	22,702		1,224,092
Dril-Quip, Inc.	67,142	[a,b]	2,299,614
FLEX LNG Ltd.	10,600	[b]	367,714
Green Plains, Inc.	17,590	[a,b]	609,845
Helmerich & Payne, Inc.	12,675		533,364
HighPeak Energy, Inc.	16,300	[b]	436,025
ION Geophysical Corp.	12,608	[a,d]	0
National Energy Services Reunited Corp.	49,000	[a]	316,540
Oil States International, Inc.	39,440	[a]	360,087
Patterson-UTI Energy, Inc.	19,126		262,026
PBF Energy, Inc., Cl. A	23,200		1,014,072
PDC Energy, Inc.	25,517		1,712,446
Ranger Oil Corp., Cl. A	5,095	[a]	211,443
Scorpio Tankers, Inc.	8,850		534,186
Sitio Royalties Corp., Cl. A	15,200	[a]	357,352

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Energy - 6.0% (continued)
TechnipFMC PLC	48,977	[a]	748,858
TETRA Technologies, Inc.	81,728	[a]	290,952
World Fuel Services Corp.	2,900		79,605
			18,919,351
Food & Staples Retailing - .7%
BJ's Wholesale Club Holdings, Inc.	9,305	[a]	668,099
Ingles Markets, Inc., Cl. A	13,500		1,206,900
Weis Markets, Inc.	5,700		435,708
			2,310,707
Food, Beverage & Tobacco - 2.6%
Darling Ingredients, Inc.	24,912	[a]	1,576,182
National Beverage Corp.	21,100	[a]	984,315
Seneca Foods Corp., Cl. A	5,200	[a]	289,120
Sovos Brands, Inc.	23,989	[a]	313,536
The Hain Celestial Group, Inc.	18,098	[a]	322,687
The Simply Good Foods Company	12,595	[a]	482,263
Tootsie Roll Industries, Inc.	14,784	[b]	650,940
TreeHouse Foods, Inc.	69,400	[a]	3,386,026
			8,005,069
Health Care Equipment & Services - 6.8%
Acadia Healthcare Co., Inc.	20,354	[a]	1,475,869
Accuray, Inc.	93,779	[a,b]	271,959
AngioDynamics, Inc.	84,094	[a]	1,041,084
AtriCure, Inc.	11,301	[a]	435,089
Avanos Medical, Inc.	78,117	[a]	2,192,745
Axonics, Inc.	6,605	[a]	396,894
Cardiovascular Systems, Inc.	11,386	[a]	224,418
CONMED Corp.	3,685	[b]	354,460
Cytosorbents Corp.	23,416	[a]	72,121
Enovis Corp.	34,292	[a]	1,975,905
Haemonetics Corp.	35,220	[a]	2,739,060
HealthEquity, Inc.	6,220	[a]	405,357
HealthStream, Inc.	48,595		1,246,462
Integer Holdings Corp.	28,023	[a]	2,101,165
Lantheus Holdings, Inc.	3,765	[a]	278,459
Merit Medical Systems, Inc.	25,907	[a]	1,828,516
Molina Healthcare, Inc.	3,293	[a]	906,662
National HealthCare Corp.	11,700		651,924
Omnicell, Inc.	3,910	[a]	212,860
Option Care Health, Inc.	14,440	[a]	442,875
OraSure Technologies, Inc.	45,406	[a]	286,512
Patterson Cos., Inc.	12,062		319,884
Select Medical Holdings Corp.	25,100	[b]	682,469
Shockwave Medical, Inc.	1,765	[a]	335,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Health Care Equipment & Services - 6.8% (continued)
TransMedics Group, Inc.	2,650	[a]	212,186
Varex Imaging Corp.	15,742	[a]	278,476
			21,369,185
Household & Personal Products - 1.4%
BellRing Brands, Inc.	22,350	[a]	690,168
Oil-Dri Corp. of America	29,794		1,115,189
Spectrum Brands Holdings, Inc.	26,545		1,699,411
USANA Health Sciences, Inc.	15,100	[a]	917,778
			4,422,546
Insurance - 3.1%
American Equity Investment Life Holding Co.	21,100	[a]	878,815
Horace Mann Educators Corp.	44,183		1,633,004
Kinsale Capital Group, Inc.	2,690		857,303
Selective Insurance Group, Inc.	17,446		1,771,292
Stewart Information Services Corp.	27,590		1,172,299
The Hanover Insurance Group, Inc.	23,696		3,305,118
			9,617,831
Materials - 7.3%
American Vanguard Corp.	98,026		2,045,803
ATI, Inc.	53,514	[a]	2,175,344
Avery Dennison Corp.	7,259		1,322,517
Avient, Corp.	52,257		2,279,973
Balchem Corp.	5,300		689,000
Cleveland-Cliffs, Inc.	61,575	[a,b]	1,313,395
Crown Holdings, Inc.	15,007		1,298,256
Element Solutions, Inc.	22,505		462,253
Greif, Inc., Cl. A	18,200		1,293,110
Kronos Worldwide, Inc.	79,600		898,684
Livent Corp.	15,705	[a,b]	368,282
Materion Corp.	3,692		412,323
MP Materials Corp.	9,360	[a,b]	327,600
Piedmont Lithium, Inc.	5,395	[a]	350,136
Royal Gold, Inc.	13,761		1,634,669
Ryerson Holding Corp.	32,900		1,182,097
Schnitzer Steel Industries, Inc., Cl. A	45,167		1,476,509
Sensient Technologies Corp.	11,959		901,589
Summit Materials Inc., Cl. A	19,203	[a]	567,257
Sylvamo Corp.	8,800		434,104
Worthington Industries, Inc.	22,000		1,329,680
			22,762,581
Media & Entertainment - 2.9%
AMC Networks, Inc., Cl. A	21,700	[a]	485,212
Criteo SA, ADR	51,941	[a]	1,721,844

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Media & Entertainment - 2.9% (continued)
Gray Television, Inc.	223,344		2,613,125
Lions Gate Entertainment Corp., Cl. B	99,685	[a]	991,866
Madison Square Garden Entertainment Corp.	29,108	[a,b]	1,761,907
TEGNA, Inc.	31,645		550,623
The E.W. Scripps Company, Cl. A	14,000	[a]	176,680
Thryv Holdings, Inc.	35,600	[a]	848,704
			9,149,961
Pharmaceuticals Biotechnology & Life Sciences - 2.8%
Akero Therapeutics, Inc.	1,845	[a]	83,966
Amneal Pharmaceuticals, Inc.	61,810	[a]	127,329
Amylyx Pharmaceuticals, Inc.	3,455	[a,b]	120,303
Axsome Therapeutics, Inc.	4,455	[a,b]	303,786
Charles River Laboratories International, Inc.	3,187	[a]	699,037
CryoPort, Inc.	24,302	[a]	526,381
Cytokinetics, Inc.	7,910	[a]	342,978
Day One Biopharmaceuticals, Inc.	11,080	[a]	204,094
Innoviva, Inc.	101,000	[a]	1,219,070
Karuna Therapeutics, Inc.	1,535	[a]	306,110
Medpace Holdings, Inc.	8,062	[a]	1,563,061
Phibro Animal Health Corp., Cl. A	98,128		1,541,591
Prometheus Biosciences, Inc.	1,150	[a]	140,749
Prothena Corp.	3,535	[a]	197,112
Replimune Group, Inc.	8,295	[a]	181,661
Standard Biotools, Inc.	84,060	[a,b]	152,989
Ventyx Biosciences, Inc.	5,300	[a]	229,225
Verona Pharma PLC, ADR	22,350	[a,b]	479,184
Viking Therapeutics, Inc.	13,825	[a]	152,213
Viridian Therapeutics, Inc.	9,370	[a]	306,961
			8,877,800
Real Estate - 4.2%
Alexander's, Inc.	600	[b,c]	131,346
Chatham Lodging Trust	17,149	[c]	209,389
Corporate Office Properties Trust	78,816	[c]	2,004,291
DiamondRock Hospitality Co.	22,610	[c]	197,159
Farmland Partners, Inc.	69,525	[c]	745,308
Forestar Group, Inc.	16,000	[a]	228,320
Independence Realty Trust, Inc.	29,430	[b,c]	532,389
Kennedy-Wilson Holdings, Inc.	73,200		1,223,172
Lamar Advertising Co., Cl. A	10,462	[c]	1,093,907
Newmark Group, Inc., Cl. A	131,700		1,056,234
Physicians Realty Trust	133,991	[c]	1,987,087
Potlatchdeltic Corp.	38,307	[b,c]	1,768,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Real Estate - 4.2% (continued)
RLJ Lodging Trust	17,003	[c]	192,814
STAG Industrial, Inc.	15,055	[b,c]	506,450
Terreno Realty Corp.	15,715	[c]	977,630
The Howard Hughes Corp.	2,225	[a]	184,942
			13,038,689
Retailing - 1.7%
Asbury Automotive Group, Inc.	11,301	[a]	2,566,457
Caleres, Inc.	13,248	[b]	345,905
Chico's FAS, Inc.	40,624	[a]	233,588
Dillard's Inc., Cl. A	500	[b]	178,205
Haverty Furniture Cos., Inc.	2,300		86,802
Leslie's, Inc.	25,960	[a]	327,356
The Buckle, Inc.	17,900		730,141
The Children's Place, Inc.	6,189	[a,b]	259,133
The ODP Corp.	9,935	[a]	449,857
			5,177,444
Semiconductors & Semiconductor Equipment - 3.4%
Ambarella, Inc.	1,950	[a]	183,905
Amkor Technology, Inc.	38,100		981,456
CEVA, Inc.	11,438	[a]	360,983
Diodes, Inc.	19,045	[a]	1,746,236
MACOM Technology Solutions Holdings, Inc.	24,076	[a]	1,650,169
MaxLinear, Inc.	39,353	[a]	1,346,266
MKS Instruments, Inc.	8,915	[b]	864,131
Power Integrations, Inc.	2,225		183,006
Rambus, Inc.	34,784	[a]	1,538,496
Silicon Laboratories, Inc.	1,210	[a]	216,021
SiTime Corp.	1,000	[a,b]	124,150
Synaptics, Inc.	2,390	[a]	281,088
Veeco Instruments, Inc.	49,487	[a]	1,052,588
			10,528,495
Software & Services - 2.6%
Adeia, Inc.	47,364		467,009
BlackLine, Inc.	2,995	[a]	204,738
Box Inc., Cl. A	13,738	[a]	458,162
Cognyte Software Ltd.	70,215	[a]	259,796
Conduent, Inc.	201,518	[a]	802,042
Ebix, Inc.	10,200		177,276
Kyndryl Holdings, Inc.	59,522	[a]	933,900
New Relic, Inc.	11,273	[a]	822,591
OneSpan, Inc.	24,123	[a]	326,143
Qualys, Inc.	1,535	[a]	181,360
SPS Commerce, Inc.	2,260	[a]	340,446

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Software & Services - 2.6% (continued)
TTEC Holdings, Inc.	8,500		342,210
Unisys Corp.	83,526	[a]	415,959
Varonis Systems, Inc.	17,816	[a]	482,457
Verint Systems, Inc.	19,705	[a]	736,573
Wix.com Ltd.	4,327	[a]	391,723
Workiva, Inc.	2,470	[a]	220,324
Xperi, Inc.	38,138	[a]	445,833
			8,008,542
Technology Hardware & Equipment - 5.2%
Belden, Inc.	20,448		1,725,402
Calix, Inc.	4,180	[a]	213,807
Ciena Corp.	26,675	[a]	1,286,268
Coherent Corp.	45,201	[a,b]	1,949,519
EMCORE Corp.	35,385	[a]	50,777
Extreme Networks, Inc.	10,755	[a]	201,334
Infinera Corp.	40,808	[a,b]	288,513
Innoviz Technologies Ltd.	44,889	[a,b]	213,223
Itron, Inc.	12,068	[a]	673,032
Knowles Corp.	68,057	[a,b]	1,155,608
Methode Electronics, Inc.	42,870		2,089,055
nLight, Inc.	15,389	[a]	173,896
Novanta, Inc.	1,685	[a]	264,393
OSI Systems, Inc.	5,399	[a]	499,677
PC Connection, Inc.	16,800		735,840
Quantum Corp.	443,734	[a]	501,419
Radware Ltd.	15,837	[a]	329,885
Ribbon Communications, Inc.	255,751	[a]	1,140,649
Rogers Corp.	1,590	[a]	234,048
Stratasys Ltd.	44,491	[a]	576,158
Teledyne Technologies, Inc.	1,187	[a]	510,493
Viasat, Inc.	28,854	[a,b]	916,403
Viavi Solutions, Inc.	46,540	[a]	509,148
Vishay Intertechnology, Inc.	5,300		112,519
			16,351,066
Telecommunication Services - .6%
ATN International, Inc.	32,719		1,375,834
U.S. Cellular Corp.	27,700	[a,b]	668,401
			2,044,235
Transportation - 1.9%
Costamare, Inc.	121,500		1,275,750
Heartland Express, Inc.	99,992		1,612,871
Matson, Inc.	4,700	[b]	312,597
Universal Logistics Holdings, Inc.	13,500		400,950
Werner Enterprises, Inc.	11,880		551,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 96.5% (continued)
Transportation - 1.9% (continued)
XPO, Inc.			54,407	[a]	1,815,018
					5,969,012
Utilities - 2.6%
American States Water Co.			3,225		287,993
Chesapeake Utilities Corp.			5,530		708,338
New Jersey Resources Corp.			8,450		431,204
Ormat Technologies, Inc.			16,124	[b]	1,362,800
Portland General Electric Co.			48,335	[b]	2,310,413
Southwest Gas Holdings, Inc.			37,769		2,379,825
Vistra Corp.			36,068		793,135
					8,273,708
Total Common Stocks (cost $251,850,278)					302,269,743

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
iShares Russell 2000 ETF (cost $2,701,149)			14,700	[b]	2,766,246
	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Escrow Bonds - .0%
Energy - .0%
Ion Geophysical Escrow Bond (cost $19,550)	8.00	12/15/2025	48,000	[d]	0
		1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,313,273)		4.65	8,313,272	[e]	8,313,273

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,093,445)		4.65	4,093,445	[e]	4,093,445
Total Investments (cost $266,977,695)			101.3%		317,442,707
Liabilities, Less Cash and Receivables			(1.3%)		(4,134,048)
Net Assets			100.0%		313,308,659

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2023, the value of the fund’s securities on loan was $30,135,542 and the value of the collateral was $31,067,155, consisting of cash collateral of $4,093,445 and U.S. Government & Agency securities valued at $26,973,710. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at February 28, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	302,269,743	-	-	302,269,743
Escrow Bonds	-	-	0	0
Exchange-Traded Funds	2,766,246	-	-	2,766,246
Investment Companies	12,406,718	-	-	12,406,718

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2023, accumulated net unrealized appreciation on investments was $50,465,012, consisting of $64,139,479 gross unrealized appreciation and $13,674,467 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.